Impairment of intangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss on other intangible assets	€ 1,031	€ 210
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on other intangible assets	1,031	€ 210
Amlitelimab asset
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment loss on other intangible assets	952
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on other intangible assets	€ 952